SHARE-BASED COMPENSATION	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Equity Incentive Awards

Our 2014 Equity Incentive Plan (the “2014 Plan”) is used to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of our business.  The 2014 Plan superseded the then current 2005 Stock Incentive Plan (the “2005 Plan”). The 2014 Plan is administered by our Compensation Committee, which has the authority to select individuals who are to receive options or other equity incentive awards and to specify the terms and conditions of grants of options or other equity incentive awards, the vesting provisions, the term and the exercise price.

Generally, we grant the following award types: (a) time-based options, (b) cliff-vesting time-based options, (c) market-based options and (d) restricted stock.   These awards have varying vesting provisions, but generally have 10-year expiration periods. There have been no changes to our equity incentive awards vesting disclosures since the most recent filing of our Annual Report on Form 10-K.

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted

Outstanding, December 31, 2014	13,626	440

Additional authorized shares	-	-
Granted	-	-
Exercised options or vested shares	(194)	(11)
Canceled or forfeited	(1,426)	-

Outstanding, March 31, 2015	12,006	429

The maximum number of shares available for future equity awards under the 2014 Plan is approximately 12.1 million shares of our common stock; and there are no shares available for future equity awards under the 2005 Plan.

Stock Options

The fair value of options was determined as of the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Three Months Ended March 31,
	2015	2014

Risk-free interest rate	-	1%
Expected life of options (in years)	-	4
Expected volatility	-	53%
Expected dividend yield	-	0%

The following tables present the options activity:

	Number of Common Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Life Remaining (years)	Aggregate Intrinsic Value (in thousands)

Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148

Granted	-	-
Exercised	(194)	5.39
Canceled or forfeited	(1,426)	10.80

Outstanding, March 31, 2015	12,006	$7.30	6.6	$12,095

Vested and expected to vest, March 31, 2015	10,864	$7.28	6.3	$11,403

Exercisable, March 31, 2015	6,221	$7.31	4.4	$7,990

There were no options granted for the three months ended March 31, 2015. There were 2.0 million options granted for the three months ended March 31, 2014. The weighted average grant date fair value per share of the options granted was $3.88 for the three months ended March 31, 2014. The total intrinsic value of options exercised was $0.4 million and $1.7 million for the three months ended March 31, 2015 and 2014, respectively.

There was $13.6 million in unrecognized compensation expense related to options expected to vest as of March 31, 2015. This cost was expected to be recognized on a straight-line basis over a weighted average period of 3.0 years. We received $1.0 million in proceeds from the exercise of options and recorded $1.6 million in non-cash compensation expense related to options granted that were expected to vest for the three months ended March 31, 2015.

There was $12.0 million in unrecognized compensation expense related to options expected to vest as of March 31, 2014.  This cost was expected to be recognized on a straight-line basis over a weighted average period of 3.1 years. We recorded $1.6 million in non-cash compensation expense related to options granted that were expected to vest as of March 31, 2014. We received $2.4 million in cash from the exercise of options for the three months ended March 31, 2014.

Restricted Stock

The following is a summary of non-vested share awards for our time-based restricted shares:

	Shares Outstanding (in thousands)	Weighted Average Grant Date Fair Value (per share)

Outstanding, December 31, 2014	440	$7.11

Granted	-	-
Vested	(11)	7.09
Forfeited	-	7.09
Outstanding, March 31, 2015	429	$7.11

There were no shares of restricted stock granted for the three months ended March 31, 2015 and March 31, 2014. The total fair value of restricted stock vested was $0.1 million and $0.7 million for the three months ended March 31, 2015 and 2014, respectively.

There was $2.7 million in unrecognized compensation expense related to shares of time-based restricted shares expected to vest as of March 31, 2015. This cost is expected to be recognized on a straight-line basis over a weighted average period of 3.0 years. There was 10.9 thousand shares of restricted stock that vested and we recorded $0.2 million in non-cash compensation expense related to the restricted stock granted that was expected to vest during the three months ended March 31, 2015.

There was $1.7 million in unrecognized compensation expense related to shares of time-based restricted shares expected to vest as of March 31, 2014. This cost was expected to be recognized on a straight-line basis over a weighted average period of 2.8 years. There were 0.1 million shares of time-based restricted shares vested and we recorded $0.4 million in non-cash compensation expense related to the restricted stock granted that was expected to vest for the three months ended March 31, 2014.

16.SHARE-BASED COMPENSATION

Equity Incentive Awards

Our 2014 Equity Incentive Plan (the “2014 Plan”) is used to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of our business.  The 2014 Plan superseded the then current 2005 Stock Incentive Plan (the “2005 Plan”). The 2014 Plan is administered by our Compensation Committee of our Board of Directors, which has the authority to select individuals who are to receive options or other equity incentive awards and to specify the terms and conditions of grants of options or other equity incentive awards, the vesting provisions, the term and the exercise price.

Generally, we grant the following award types: (a) time-based options, (b) cliff-vesting time-based options, (c) market-based options and (d) restricted stock.   These awards have varying vesting provisions and expiration periods. For the three and six months ended June 30, 2015, we granted time-based options and market-based options.

Our time-based stock options granted under the 2014 Plan vest at a rate of 25% per year on each of the first four yearly anniversaries of the option grant dates. These options expire after a ten-year period.

Our market-based stock options granted under the 2014 Plan vest if our average stock price in any period of 30 consecutive trading days meets certain target prices during a four-year period that commenced on the date of grant for these options.  If these target prices are not met during such four-year period, the unvested shares underlying the options will terminate, however, upon the Participant’s termination of Service if the Participant’s Service is terminated by the Participating Company without Cause within ten days prior to, or within eighteen (18) months after, the date a Change in Control is consummated, the unvested options granted would become fully vested.  These options expire after a seven-year period.

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted
Outstanding, December 31, 2014	13,626	440
Additional authorized shares	—	—
Granted	6,097	—
Exercised options or vested shares	(315)	(22)
Canceled or forfeited	(1,694)	(1)
Outstanding, June 30, 2015	17,714	417

The maximum number of shares available for future equity awards under the 2014 Plan is approximately 6.6 million shares of our common stock; and there are no shares available for future equity awards under the 2005 Plan.

Stock Options

The fair value of time-based options was determined as of the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Six months ended
	June 30,
	2015	2014
Risk-free interest rate	1%	1%
Expected life of options (in years)	4	4
Expected volatility	43%	54%
Expected dividend yield	0%	0%

The fair value of market-based options was determined as of the date of grant using a lattice-based option valuation model. For the market-based options issued in the second quarter 2015, the assumptions were: (a) risk-free interest rate of 1%; (b) measurement period of four years; (c) expected volatility of 47%; and (d) no expected dividend yield.

The following tables present the options activity:

			Weighted
	Number of	Weighted Average	Average Life	Aggregate
	Common Shares	Exercise Price	Remaining	Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148
Granted	6,097	7.74
Exercised	(315)	5.39
Canceled or forfeited	(1,694)	10.13
Outstanding, June 30, 2015	17,714	$7.48	7.0	$12,446
Vested and expected to vest, June 30, 2015	14,717	$7.43	6.8	$11,780
Exercisable, June 30, 2015	6,651	$7.30	4.4	$8,785

There were $6.1 million options granted for the three and six months ended June 30, 2015. There were 3.0 million and 5.0 million options granted for the three and six months ended June 30, 2014, respectively. The weighted average grant date fair value per share of the options granted was $2.49 for the three and six months ended June 30, 2015. The weighted average grant date fair value per share of the options granted was $2.86 and $3.27 for the three and six months ended June 30, 2014, respectively. The total intrinsic value of options exercised was $0.3 million and $0.8 million and $0.7 million and $2.4 million for the three and six months ended June 30, 2015 and 2014, respectively.

There was $21.8 million in unrecognized compensation expense related to options expected to vest as of June 30, 2015. This cost was expected to be recognized on a straight-line basis over a weighted average period of 3.0 years. We received $1.7 million in proceeds from the exercise of options and recorded $3.5 million in non-cash compensation expense related to options granted that were expected to vest for the six months ended June 30, 2015.

There was $15.6 million in unrecognized compensation expense related to options expected to vest as of June 30, 2014.  This cost was expected to be recognized on a straight-line basis over a weighted average period of 2.9 years. We recorded $4.6 million in non-cash compensation expense related to options granted that were expected to vest as of June 30, 2014. We received $4.6 million in cash from the exercise of options for the six months ended June 30, 2014.

Restricted Stock

The following is a summary of non-vested share awards for our time-based restricted shares:

		Weighted
	Shares	Average Grant
	Outstanding	Date Fair Value
	(in thousands)	(per share)
Outstanding, December 31, 2014	440	$7.11
Granted	—	—
Vested	(22)	7.09
Forfeited	(1)	7.09
Outstanding, June 30, 2015	417	$7.11

There were no shares of restricted stock granted for the three and six months ended June 30, 2015 and 2014.  The total fair value of restricted stock vested was $0.1 million and $0.2 million and $0.4 million and $1.4 million for the three and six months ended June 30, 2015 and 2014, respectively.

There was $2.5 million in unrecognized compensation expense related to shares of time based restricted shares expected to vest as of June 30, 2015. This cost is expected to be recognized on a straight-line basis over a weighted average period of 2.8 years. There were 21,700 shares of restricted stock that vested and we recorded $0.4 million in non-cash compensation expense related to the restricted stock granted that was expected to vest during the six months ended June 30, 2015.

There was $1.4 million in unrecognized compensation expense related to shares of time-based restricted shares expected to vest as of June 30, 2014. This cost was expected to be recognized on a straight-line basis over a weighted average period of 2.6 years. There were 0.2 million shares of time-based restricted shares vested and we recorded $0.8 million in non-cash compensation expense related to the restricted stock granted that was expected to vest for the six months ended June 30, 2014.

17. SHARE‑BASED COMPENSATION

Equity Incentive Awards

In January 2005, we adopted the 2005 Stock Incentive Plan (the “2005 Plan”) to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and thus to promote the success of our business. The 2005 Plan is administered by our Compensation Committee. The administrator of the 2005 Plan has the authority to select individuals who are to receive options or other equity incentive awards under the 2005 Plan and to specify the terms and conditions of grants of options or other equity incentive awards, the vesting provisions, the term and the exercise price.

In May 2014, we adopted the 2014 Equity Incentive Plan (the “2014 Plan”) to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and thus to promote the success of our business. The 2014 Plan is administered by our Compensation Committee. The administrator of the 2014 Plan has the authority to select individuals who are to receive options or other equity incentive awards under the 2014 Plan and to specify the terms and conditions of grants of options or other equity incentive awards, the vesting provisions, the term and the exercise price.

Generally, our time based stock options granted under the 2005 Plan (other than those granted to non‑employee directors) will vest at a rate of 25% of the shares underlying the option after one year and the remaining shares vest in equal portions over the following 36 months, such that all shares are vested after four years.

Generally, our time based stock options and restricted stock granted under the 2014 Plan will vest at a rate of 25% per year on each of the first four yearly anniversaries of the option grant dates.

Our market-based stock options granted under the 2005 Plan typically vest if our average stock price in any period of 30 consecutive trading days meets certain target prices during a four year period that commenced on the date of grant for these options.  If these target prices are not met during such four year period, the unvested shares underlying the options will terminate, except if there is a change in control of the Company as defined in the 2005 Plan, in which case, the unvested shares underlying such options shall become fully vested on the effective date of such change in control.

Our cliff vesting time-based stock options granted under the 2005 Plan will vest based on the requisite service periods with a portion to vest after five years and another portion to vest after six years.

The vesting provisions of restricted stock under the 2005 Plan are similar to those applicable to time-based stock options under the 2005 Plan. As these restricted shares were issued primarily to our employees when all or a portion of the restricted stock award vests, in most cases, a certain portion of the shares subject to the restricted stock award will be withheld by us to satisfy the statutory withholding requirements applicable to the restricted stock grants. Therefore, as these awards vest the actual number of shares outstanding as a result of the restricted stock awards is reduced. These restricted shares will vest over a period of four years.

As part of the Merger Agreement, each option to purchase shares of Multimedia Games common stock granted after September 8, 2014, was converted into a new award covering shares of Holdings common stock using a customary exchange ratio.  These options will vest at a rate of 25% per year on each of the first four yearly anniversaries of the option grant dates.

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted
Outstanding, December 31, 2013	8,872	404
Additional authorized shares	—	—
Granted	5,523	342
Merger conversion	1,095	—
Exercised options or vested shares	(971)	(201)
Canceled or forfeited	(893)	(105)
Outstanding, December 31, 2014	13,626	440

The maximum number of shares available for future equity awards under the 2014 Plan is approximately 11.9 million shares of our common stock; and there are no shares available for future equity awards under the 2005 Plan.

Stock Options

The fair value of options was determined as of the date of grant using the Black‑Scholes option pricing model with the following weighted‑average assumptions:

	Year ended
	December 31,
	2014	2013	2012
Risk-free interest rate	1%	1%	1%
Expected life of options (in years)	4	4	6
Expected volatility	54%	61%	62%
Expected dividend yield	0%	0%	0%

The fair value of our cliff vesting time-based options was determined using the Black Scholes option pricing model as of the date of grant. For the five year cliff vesting time-based options, the assumptions were: (a) risk-free interest rate of 2%; (b) expected term of five years; (c) expected volatility of 52%; and (d) no expected dividend yield. For the six year cliff vesting time-based options, the assumptions were: (a) risk-free interest rate of 2%; (b) expected term of six years; (c) expected volatility of 58%; and (d) no expected dividend yield.

The fair value of our market-based options was determined using a lattice-based option valuation model as of the date of grant. For the market-based options issued in the first quarter 2014, the assumptions were: (a) risk-free interest rate of 1%; (b) measurement period of four years; (c) expected volatility of 51%; and (d) no expected dividend yield. For the market-based options issued in the second quarter 2014, the assumptions were: (a) risk-free interest rate of 1%; (b) measurement period of four years; (c) expected volatility of 52%; and (d) no expected dividend yield.

The fair value of the converted options related to the Merger was recalculated upon consummation of the acquisition and it was determined that the original fair value approximated the value upon conversion and was still applicable and will continue to amortize to stock compensation expense over the remaining life of the award.

The following tables present the options activity:

			Weighted
	Number of	Weighted Average	Average Life	Aggregate
	Common Shares	Exercise Price	Remaining	Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Outstanding, December 31, 2013	8,872	$7.54	5.9	$27,301
Granted	5,523	7.54
Merger conversion	1,095	6.43
Exercised	(971)	5.43
Canceled or forfeited	(893)	6.89
Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148
Vested and expected to vest, December 31, 2014	12,358	$7.65	6.2	$8,689
Exercisable, December 31, 2014	6,771	$8.00	3.7	$6,246

		Options Outstanding			Options Exercisable
			Weighted
			Average	Weighted		Weighted
		Number	Remaining	Average	Number	Average
		Outstanding	Contract	Exercise	Exercisable	Exercise
Range of Exercise Prices		(000’s)	Life (Years)	Prices	(000’s)	Price
$—	$5.99	2,418	6.0	$4.46	2,047	$4.33
6.00	8.99	9,008	7.8	7.34	2,531	7.17
9.00	12.99	1,007	2.9	9.99	1,000	9.99
13.00	13.99	783	0.1	13.98	783	13.98
14.00	14.99	160	1.4	14.22	160	14.22
15.00	15.99	125	1.4	15.16	125	15.16
16.00	18.99	125	1.5	16.63	125	16.63
		13,626			6,771

There were 6.6 million, 1.2 million and 2.4 million options granted for the years ended December 31, 2014, 2013 and 2012, respectively. Of the 6.6 million options granted, 1.1 million options were converted as part of the Merger. The weighted average grant date fair value per share of the options granted was $3.20,  $3.31 and $2.93 for the years ended December 31, 2014, 2013 and 2012, respectively. The total intrinsic value of options exercised was $2.8 million, $4.6 million and $6.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

There was $15.4 million in unrecognized compensation expense related to options expected to vest as of December 31, 2014. This cost was expected to be recognized on a straight‑line basis over a weighted average period of 3.1 years. We received $5.3 million in proceeds from the exercise of options and recorded $7.6 million in non‑cash compensation expense related to options granted that were expected to vest for the year ended and as of December 31, 2014.

We recorded $4.4 million and $6.2 million in non‑cash compensation expense related to options granted that were expected to vest as of December 31, 2013 and 2012, respectively. We received $8.4 million and $6.7 million in cash from the exercise of options for the years ended December 31, 2013 and 2012, respectively.

Restricted Stock

The following is a summary of non‑vested share awards for our time‑based restricted shares:

		Weighted
	Shares	Average Grant
	Outstanding	Date Fair Value
	(in thousands)	(per share)
Outstanding, December 31, 2013	404	$7.05
Granted	342	7.12
Vested	(201)	7.11
Forfeited	(105)	6.91
Outstanding, December 31, 2014	440	$7.11

There were 0.3 million, 0.4 million and 0.1 million shares of restricted stock granted for the years ended December 31, 2014, 2013 and 2012, respectively. The weighted average grant date fair value per share of restricted stock granted was $7.12,  $7.09 and $6.80 for the years ended December 31, 2014, 2013 and 2012. The total fair value of restricted stock vested was $1.4 million, $0.7 million and $1.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

There was $3.0 million in unrecognized compensation expense related to shares of time‑based restricted shares expected to vest as of December 31, 2014 and is expected to be recognized on a straight‑line basis over a weighted average period of 3.3 years. There were 0.2 million shares, 0.1 million shares and 0.2 million shares of restricted stock that vested and we recorded $1.2 million, $0.7 million and $0.4 million  in non‑cash compensation expense related to the restricted stock granted that was expected to vest during 2014, 2013 and 2012, respectively.